Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (376)	$ (283)
Impairment losses	(25)	(99)
Derecognition	1	49
Currency translation and other	(38)	(46)
Ending balance	(440)	(376)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(308)	(173)
Impairment losses	(25)	(93)
Derecognition	1	7
Currency translation and other	(38)	(50)
Ending balance	(371)	(308)
FVOCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(6)	(6)
Ending balance	(6)	(6)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(62)	(103)
Impairment losses		(6)
Derecognition	(1)	42
Currency translation and other		4
Ending balance	$ (63)	$ (62)